Financial Instruments - Narrative - Investments Held at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Gain/(loss) on changes in fair value	$ 77,945
Financial assets	479,146		$ 575,738
Vedanta and Sonde
Disclosure of financial liabilities [line items]
Gain/(loss) on changes in fair value	(7,298)
Sonde
Disclosure of financial liabilities [line items]
Financial assets	10,408
Gelesis
Disclosure of financial liabilities [line items]
Warrants fair value	0	$ 1,121
Level 3 of fair value hierarchy
Disclosure of financial liabilities [line items]
Financial assets	29,472		$ 29,094
Level 3 of fair value hierarchy | Preference shares | Sonde
Disclosure of financial liabilities [line items]
Financial assets	10,408
Level 3 of fair value hierarchy | Preference shares | Vedanta
Disclosure of financial liabilities [line items]
Financial assets	$ 14,153